General and Administration - Disclosure of Detailed Information About In General And Administration Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
General And Administrative Expense [Abstract]
Salaries and benefits	$ 6,904	$ 5,547
Share-based compensation	5,017	5,649
Professional fees	3,672	2,390
Office and other expenses	3,899	2,798
Amortization	484	77
Total general and administration	$ 19,976	$ 16,461